Investment Strategy - American Century Government Income Trust	Aug. 01, 2026
CAPITAL PRESERVATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, Capital Preservation invests exclusively in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. The income from these securities is exempt from state income tax. Examples of U.S. Treasury securities in which the fund may invest include Treasury bills and notes, and Treasury floating-rate notes.
Because this fund is a government money market fund, both retail and institutional shareholders may invest in the fund. This fund does not have the ability to impose a liquidity fee on the sale of shares or temporarily suspend redemptions in response to decreases in liquidity.
The fund may purchase U.S. Treasury securities through buy/sell back transactions. The fund may commit up to 35% of its total assets to such transactions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, Capital Preservation invests exclusively in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government.
GINNIE MAE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in securities issued by the Government National Mortgage Association (GNMA). GNMA certificates represent interests in pools of mortgage loans and in the cash flows from these loans. Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA’s payment guarantee is stronger than most other government agencies’ because it is backed by the full faith and credit pledge of the U.S. government.
In addition, the fund may buy other U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements, or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in securities issued by the Government National Mortgage Association (GNMA).
GOVERNMENT BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements, or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
SHORT-TERM GOVERNMENT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund buys short-term debt securities and will invest at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, the fund may invest a portion of its assets in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities. Under normal market conditions, the portfolio managers maintain a weighted average maturity of three years or less.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities such as corporations are backed only by the credit of the issuer.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swap agreements), in mortgage- or asset-backed securities, or in pre-refunded municipal securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund buys short-term debt securities and will invest at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
INFLATION-ADJUSTED BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-adjusted bonds. The advisor considers inflation-adjusted bonds to include inflation-indexed bonds, notes, commercial paper, short-term instruments and other debt securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation. In addition, the fund may invest a portion of its assets in traditional U.S. Treasury, U.S. government agency or other non-U.S. government securities that are not inflation-indexed.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds. A high-yield security is one that has been rated below the four highest categories by a nationally recognized rating organization.
There are no maturity or duration restrictions for the securities in which the fund may invest.
Although the fund invests primarily in U.S. dollar-denominated securities, the fund also may invest in securities denominated in foreign currencies.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as futures contracts and swap agreements (including, but not limited to, inflation swap agreements and credit default swap agreements), bank loans, securities backed by mortgages or other assets and collateralized obligations (including collateralized loan obligations). The fund may invest in U.S. Treasury futures, inflation swap agreements and credit default swap agreements to manage duration, inflation and credit exposure.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in inflation-adjusted bonds.